Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property and Equipment, net [Abstract]
Depreciation expenses	$ 309,639	$ 127,987	$ 67,767